Property and Equipment - Additional Information (Details)		3 Months Ended		12 Months Ended
	Mar. 01, 2021 USD ($)	Mar. 31, 2021 USD ($) facility	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation		$ 1,772,000	$ 21,000	$ 175,843	$ 16,129
Number of facilities under construction | facility		2
Purchase price of Morehead CEA facility	$ 125,000,000
Buildings
Property, Plant and Equipment [Line Items]
Right-to-use assets under finance lease related to Morehead CEA facility				$ 56,748,000